Off-Balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Line Items]
Loan Commitments	$ 40,701,380	$ 45,428,316
Letters of Credit Outstanding	$ 2,809,330	$ 2,892,830